Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.2%
		Australia: 8.5%
14,350		ADBRI Ltd.	$29,912	0.0
110,947	(1)	Allkem Ltd.	722,447	0.3
20,982		Ansell Ltd.	398,907	0.2
33,892	(1)	Australian Clinical Labs Ltd.	122,716	0.1
27,096		Australian Vintage Ltd	13,781	0.0
12,310		Ava Risk Group Ltd.	3,481	0.0
76,701		Bank of Queensland Ltd.	417,233	0.2
310,498		Base Resources Ltd.	71,350	0.0
481,182		Beach Energy Ltd.	508,287	0.2
40,865		Beacon Lighting Group Ltd.	78,012	0.1
1,114,951		Beacon Minerals Ltd.	26,015	0.0
89,246		BlueScope Steel Ltd.	1,169,731	0.5
25,586	(1)	Calix Ltd.	92,584	0.0
70,982		Charter Hall Group	850,210	0.4
11,622		Clinuvel Pharmaceuticals Ltd.	189,971	0.1
13,518	(1)	Cogstate Ltd.	16,405	0.0
143,517		CSR Ltd.	571,708	0.3
41,393		Data#3 Ltd.	162,243	0.1
26,015	(1)	DGL Group Ltd./Au	48,928	0.0
13,541		EBOS Group Ltd.	348,107	0.2
61,775		Elders Ltd.	477,692	0.2
225,282		Estia Health Ltd.	324,942	0.2
468,457		Healius Ltd.	1,482,923	0.7
156,949		Horizon Oil Ltd.	11,173	0.0
143,887		Iluka Resources Ltd.	1,069,932	0.5
122,226		Image Resources NL	18,580	0.0
312,876		Incitec Pivot Ltd.	732,590	0.3
12,575		JB Hi-Fi Ltd.	411,445	0.2
35,188		Johns Lyng Group Ltd.	192,544	0.1
128,714		Jupiter Mines Ltd.	20,106	0.0
37,232		MACA Ltd.	18,938	0.0
115,297		Macmahon Holdings Ltd.	14,674	0.0
9,418		McMillan Shakespeare Ltd.	75,101	0.0
28,388	(1)	Midway Ltd.	20,774	0.0
42,731		Mineral Resources Ltd.	1,698,167	0.8
10,056		MotorCycle Holdings Ltd.	22,511	0.0
291,304	(1)	Myer Holdings Ltd.	90,893	0.0
493,079		New Hope Corp., Ltd.	794,299	0.4
7,837		Nick Scali Ltd.	75,627	0.0
45,039		Nickel Mines Ltd.	46,259	0.0
93,803		Nufarm Ltd.	297,902	0.1
1,805		Objective Corp. Ltd.	20,544	0.0
57,402	(1)	OM Holdings Ltd.	35,919	0.0
44,262		OZ Minerals Ltd.	767,817	0.4
46,859		Pact Group Holdings Ltd.	77,448	0.0
81,314		Pendal Group Ltd.	279,266	0.1
111,878		Reliance Worldwide Corp. Ltd.	413,166	0.2
33,138		Ridley Corp. Ltd.	33,134	0.0
126,812		Sandfire Resources Ltd.	609,379	0.3
26,708		Seven Group Holdings Ltd.	413,012	0.2
212,390		Shopping Centres Australasia Property Group	424,332	0.2
40,764		Sims Metal Management Ltd.	415,027	0.2
40,505		Super Retail Group Ltd.	335,001	0.2
52,201		Technology One Ltd.	390,515	0.2
9,325	(1)	Trajan Group Holdings Ltd.	28,004	0.0
22,759	(1)	Tuas Ltd.	30,889	0.0
36,739	(1)	West African Resources Ltd.	29,129	0.0
395,710	(1)	Whitehaven Coal Ltd.	757,655	0.3
			18,799,337	8.5

		Austria: 0.3%
3,384		Addiko Bank AG	46,773	0.0
10,642		Andritz AG	566,189	0.3
1,877		Palfinger AG	64,143	0.0
389		Rosenbauer International AG	19,404	0.0
908	(1)	Schoeller-Bleckmann Oilfield Equipment AG	38,284	0.0
600		UBM Development AG	28,446	0.0
621		Zumtobel AG	5,623	0.0
			768,862	0.3

		Belgium: 0.2%
103	(1)	AGFA-Gevaert NV	437	0.0
2,788	(1)	bpost SA	20,581	0.0
533		Cie d'Entreprises CFE	72,201	0.1
17,177		Deceuninck NV	65,124	0.0
7,585		Econocom Group SA/NV	30,333	0.0
2,052		Ion Beam Applications	35,058	0.0
375		Melexis NV	39,320	0.0
258	(1)	Picanol	19,594	0.0
128		Resilux	32,930	0.1
478		Sipef NV	30,395	0.0
414		Wereldhave Belgium Comm VA	24,212	0.0
			370,185	0.2

		Canada: 11.9%
151,500	(1)	Advantage Energy Ltd.	819,982	0.4
13,610	(1)	Africa Oil Corp.	22,270	0.0
13,417		AGF Management Ltd.	78,107	0.0
86,070		ARC Resources Ltd.	1,008,207	0.5
18,600		Artis Real Estate Investment Trust	177,784	0.1
19,681	(1)	ATS Automation Tooling Systems, Inc.	803,559	0.4
9,944	(1)	Ballard Power Systems, Inc.	103,731	0.1
175,453		Birchcliff Energy Ltd.	865,429	0.4
19,409		Bird Construction, Inc.	146,886	0.1
22,700		Black Diamond Group Ltd.	81,967	0.0
20,328		Boardwalk Real Estate Investment Trust	894,582	0.4
9,200	(1)	Bonterra Energy Corp.	56,019	0.0
200		Bridgemarq Real Estate Services	2,670	0.0
21,302		BRP, Inc.	1,770,488	0.8
19,147		Canadian Western Bank	581,874	0.3
56,383	(1)	Canfor Corp.	1,280,998	0.6

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Canada: (continued)
5,900	(1)	Canfor Pulp Products, Inc.	$27,802	0.0
232,852	(1)	Capstone Mining Corp.	991,015	0.5
182,700	(1)	Cardinal Energy Ltd.	757,447	0.3
66,079	(1)	Celestica, Inc.	822,644	0.4
64,278		CES Energy Solutions Corp.	123,383	0.1
33,338		CI Financial Corp.	618,687	0.3
2,369	(1)	Cipher Pharmaceuticals, Inc.	3,280	0.0
830		Cogeco, Inc.	53,503	0.0
201,500	(1)	Crew Energy, Inc.	586,516	0.3
6,109	(1)	Descartes Systems Group, Inc./The	444,448	0.2
1,100		DREAM Unlimited Corp.	34,640	0.0
75,328		Dundee Precious Metals, Inc.	442,670	0.2
14,300	(1)	Ensign Energy Services, Inc.	25,087	0.0
19,100	(1)	ERO Copper Corp.	237,858	0.1
2,608		Exco Technologies Ltd.	20,168	0.0
50,297		Finning International, Inc.	1,402,294	0.6
3,100		First Capital Real Estate Investment Trust	43,312	0.0
48,425	(1)	Fortuna Silver Mines, Inc.	164,572	0.1
8,612	(1)	Frontera Energy Corp.	71,950	0.1
1,808		Guardian Capital Group Ltd.	53,338	0.0
49,500		H&R Real Estate Investment Trust	503,119	0.2
9,900		Hardwoods Distribution, Inc.	340,579	0.2
27,837		High Arctic Energy Services, Inc.	36,571	0.0
9,800	(1)	IBI Group, Inc.	101,997	0.0
6,900	(1)	Indigo Books & Music, Inc.	18,890	0.0
1,532		Information Services Corp.	29,118	0.0
21,400	(1)	InPlay Oil Corp.	52,189	0.0
25,000		Interfor Corp.	744,995	0.3
5,399		Intertape Polymer Group, Inc.	108,944	0.1
20,900	(1)	Kelt Exploration Ltd.	91,088	0.0
400		Lassonde Industries, Inc.	48,145	0.0
4,600		Leon's Furniture Ltd.	90,831	0.0
7,000		Linamar Corp.	387,956	0.2
3,000	(1)	Lucara Diamond Corp.	1,345	0.0
4,426	(1)	Magnet Forensics, Inc.	86,525	0.0
6,130	(1)	Mandalay Resources Corp.	11,574	0.0
14,500		Martinrea International, Inc.	119,545	0.1
33,000	(1)	MEG Energy Corp.	393,046	0.2
2,869	(1)	Milestone Pharmaceuticals, Inc.	19,911	0.0
800		Morguard Corp.	82,577	0.0
9,700		Mullen Group Ltd.	89,587	0.0
8,656		Neo Performance Materials, Inc.	121,687	0.1
108,673	(1)	NuVista Energy Ltd.	768,572	0.4
52,724	(1),(2)	Obsidian Energy Ltd.	387,814	0.2
13,000		Paramount Resources Ltd.	255,572	0.1
43,934		Parex Resources, Inc.	934,567	0.4
10,300		Pason Systems, Inc.	102,178	0.0
32,300		Peyto Exploration & Development Corp.	253,084	0.1
15,000		PHX Energy Services Corp.	60,772	0.0
1,278	(1)	Precision Drilling Corp.	55,558	0.0
12,375		Primaris REIT	137,949	0.1
8,200		Richelieu Hardware Ltd.	322,414	0.1
36,218		Russel Metals, Inc.	903,776	0.4
21,000		Stelco Holdings, Inc.	607,788	0.3
10,641		Stella-Jones, Inc.	333,591	0.2
217,516	(1)	Taseko Mines Ltd.	415,456	0.2
5,100		TECSYS, Inc.	171,518	0.1
69,500		Tidewater Midstream and Infrastructure Ltd.	71,077	0.0
19,010	(1)	Tilray Brands, Inc.	112,760	0.1
15,400	(1)	Total Energy Services, Inc.	82,624	0.0
26,014	(1)	TransGlobe Energy Corp.	77,522	0.0
54,137		Tricon Residential, Inc.	793,433	0.4
12,803	(1)	Uni-Select, Inc.	238,807	0.1
1,853		VersaBank	21,487	0.0
1,100		Wajax Corp.	19,921	0.0
15,900		Western Forest Products, Inc.	25,267	0.0
			26,252,893	11.9

		China: 1.5%
10,276		China Yuchai International Ltd.	141,500	0.1
111,072		Ever Reach Group Holdings Co. Ltd.	15,385	0.0
18,100		Fangda Special Steel Technology Co. Ltd. - A Shares	22,043	0.0
301,000	(1)	Goodbaby International Holdings Ltd.	42,640	0.0
909,897		Greenland Hong Kong Holdings Ltd.	179,185	0.1
498,784		Harbin Electric Co. Ltd. - H Shares	165,483	0.1
132,956		Henan Jinma Energy Co. Ltd. - H Shares	69,284	0.0
160,000	(1)	Hilong Holding Ltd.	7,341	0.0
154,000		Jutal Offshore Oil Services Ltd.	16,485	0.0
87,000		Lansen Pharmaceutical Holdings Ltd.	12,888	0.0
315,000		Nexteer Automotive Group Ltd.	346,729	0.2
89,000		Pacific Online Ltd.	14,803	0.0
631,200		SGIS Songshan Co. Ltd. - A Shares	441,773	0.2
30,700		Shan Xi Hua Yang Group New Energy Co. Ltd. - A Shares	50,712	0.0
11,597		Shanghai Fullhan Microelectronics Co. Ltd. - A Shares	219,654	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
662,883		Suzhou Gold Mantis Construction Decoration Co. Ltd. - A Shares	$605,378	0.3
368,000		Ten Pao Group Holdings Ltd.	99,728	0.1
147,000		Wuxi Boton Technology Co. Ltd. - A Shares	479,196	0.2
38,932		Xingfa Aluminium Holdings Ltd.	44,656	0.0
25,085		Xinyu Iron & Steel Co. Ltd. - A Shares	22,148	0.0
319,000	(1)	Xiwang Special Steel Co. Ltd. - H Shares	15,671	0.0
8,200		Yantai Zhenghai Bio-tech Co. Ltd.	78,659	0.0
138,000		Zengame Technology Holding Ltd. - H Shares	25,133	0.0
229,500		Zhejiang Semir Garment Co. Ltd. - A Shares	253,459	0.1
			3,369,933	1.5

		Denmark: 1.1%
16	(1)	ALK-Abello A/S	6,756	0.0
5,154		Chemometec A/S	534,365	0.2
16,285		D/S Norden	370,674	0.2
173		Fluegger Group A/S	15,743	0.0
9,242		H Lundbeck A/S	235,153	0.1
4,469		Matas A/S	74,722	0.0
3,256	(3)	Netcompany Group A/S	239,200	0.1
238		North Media A/S	3,532	0.0
2,788		Pandora A/S	303,166	0.1
4,574		Per Aarsleff Holding A/S	206,097	0.1
3,184		Royal Unibrew A/S	366,050	0.2
1,521		Skjern Bank	26,640	0.0
1,402		Solar A/S	150,329	0.1
26	(1)	Sparekassen Sjaelland-Fyn AS	802	0.0
			2,533,229	1.1

		Finland: 1.3%
596		Alandsbanken Abp	23,955	0.0
1,202		Alma Media Oyj	13,801	0.0
1,699		Aspo Oyj	21,108	0.0
1,999		Atria PLC	25,242	0.0
3,554		Digia Oyj	28,907	0.0
3,160		eQ Oyj	88,127	0.1
1,668		Fiskars OYJ Abp	41,500	0.0
11,042		F-Secure Oyj	54,334	0.0
20,844		Kemira OYJ	306,386	0.2
707	(1)	Marimekko Oyj	58,230	0.0
40,576		Oriola Oyj	99,766	0.1
47,180		Metso Outotec Oyj	505,984	0.2
442		Ponsse Oyj	19,946	0.0
11	(1)	QT Group Oyj	1,277	0.0
5,170	(1)	Rapala VMC Oyj	47,457	0.0
592		Relais Group Oyj	15,264	0.0
15,675		TietoEVRY Oyj	466,431	0.2
1,047		Titanium Oyj	17,697	0.0
899		Tokmanni Group Corp.	18,811	0.0
1,217		Vaisala OYJ	64,807	0.1
24,451		Valmet OYJ	933,885	0.4
4,008		Vincit Oyj	33,413	0.0
			2,886,328	1.3

		France: 6.8%
1,832		AKWEL	45,279	0.0
519		Alten Ltd.	84,652	0.1
4,032		Arkema SA	596,201	0.3
1,451		Boiron SA	65,971	0.0
5,282		CBO Territoria	21,778	0.0
678	(1)	Cegedim SA	16,940	0.0
21,966		Coface SA	290,607	0.1
21,413	(1)	Criteo SA ADR	723,759	0.4
304		Delta Plus Group	29,266	0.0
6,486		Edenred	278,588	0.1
8,198		Eiffage SA	861,385	0.4
26,409	(1)	Elis SA	482,428	0.2
4,672	(1)	Eramet SLN	484,247	0.2
223		Esker SA	60,304	0.0
26,391	(1)	Etablissements Maurel et Prom	78,445	0.0
699	(1)	Eurobio Scientific SA	16,725	0.0
16,762		Faurecia SE	727,448	0.3
314		Fountaine Pajot SA	48,540	0.0
121		Groupe Crit	8,836	0.0
612	(2)	Groupe LDLC	28,535	0.0
16,767		Groupe SFPI	57,452	0.0
941		Guerbet	35,204	0.0
7,995	(1)	Haulotte Group	46,499	0.0
1,118		Infotel SA	66,569	0.1
11,242		Ipsen SA	1,093,849	0.5
8,498		Jacquet Metals SACA	209,211	0.1
30,263		Klepierre SA	804,939	0.4
13,776		Korian SA	302,010	0.2
8,264	(3)	La Francaise des Jeux SAEM	342,158	0.2
1,827		Manitou BF SA	67,939	0.1
183	(1)	Manutan International	16,118	0.0
698		Neurones	26,662	0.0
7,261		Nexans SA	656,131	0.3
12,393		Nexity SA	518,914	0.2
1,378		Piscines Desjoyaux SA	44,082	0.0
20,022		Publicis Groupe	1,356,702	0.6
78,202		Rexel SA	1,743,083	0.8
435		Savencia SA	31,374	0.0
2,029	(1)	Serge Ferrari SAS	34,333	0.0
4,568	(1)	SOITEC	833,967	0.4
3,282		Sopra Steria Group SACA	577,015	0.3
249		Stef SA	29,037	0.0
1,286		Synergie SE	48,760	0.0
1,757		Trigano SA	332,885	0.2
3,437	(1)	Umanis SA	53,353	0.0
52,435	(1)	Vallourec SA	466,431	0.2
566		Vetoquinol SA	83,115	0.1
157		Virbac SA	63,160	0.0
583		Wendel SE	63,323	0.0
			14,954,209	6.8

		Germany: 7.3%
440		Adesso SE	90,849	0.0
665		Atoss Software AG	133,331	0.1
5,583		Aurubis AG	581,987	0.3
262		Basler AG	35,198	0.0
10,144		Bechtle AG	609,067	0.3
9,547		Carl Zeiss Meditec AG	1,535,343	0.7
2,228		Cewe Stiftung & Co. KGAA	273,790	0.1
670	(1)	Datagroup SE	65,154	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
5,202		Dermapharm Holding SE	$420,675	0.2
46,897	(3)	Deutsche Pfandbriefbank AG	578,703	0.3
2,358	(1)	Deutsche Rohstoff AG	61,531	0.0
11,186	(3)	DWS Group GmbH & Co. KGaA	450,278	0.2
1,396		Eckert & Ziegler Strahlen- und Medizintechnik AG	121,693	0.1
25,935	(1)	ElringKlinger AG	308,560	0.1
4,836	(1)	Ernst Russ AG	33,257	0.0
23,716		Freenet AG	645,915	0.3
47,085		GEA Group AG	2,224,525	1.0
6,133		Gerresheimer AG	550,376	0.3
2,443		GFT Technologies AG	121,082	0.1
4,270	(1)	H&R GmbH & Co. KGaA	35,595	0.0
4,697		Hamborner REIT AG	51,668	0.0
1,094		Hawesko Holding AG	65,710	0.0
54,546	(1)	Heidelberger Druckmaschinen AG	171,141	0.1
3,207		Hornbach Holding AG & Co. KGaA	491,306	0.2
6,432		Hugo Boss AG	407,456	0.2
4,071		IVU Traffic Technologies AG	92,209	0.0
10,323	(1)	K+S AG	197,081	0.1
5,773	(1)	Kloeckner & Co. SE	65,201	0.0
2,290	(1)	Koenig & Bauer AG	71,405	0.0
1,156		Krones AG	114,801	0.1
8,371		LANXESS AG	509,667	0.2
10,331		Nemetschek SE	954,911	0.4
103		New Work SE	22,718	0.0
1,084		NORMA Group	39,368	0.0
39		Paul Hartmann AG	14,678	0.0
471		Pfeiffer Vacuum Technology AG	92,750	0.0
36,482		ProSiebenSat.1 Media SE	570,610	0.3
2,168		PSI Software AG	95,493	0.1
6,201		Rheinmetall AG	648,310	0.3
9,479	(1)	Salzgitter AG	324,298	0.2
2,020	(1)	Sixt SE	328,384	0.2
492		Stemmer Imaging AG	20,362	0.0
420		Stratec SE	56,851	0.0
10,951	(1)	SUESS MicroTec SE	236,166	0.1
148		Surteco SE	5,442	0.0
24,715		TAG Immobilien AG	652,678	0.3
637		Technotrans AG	18,928	0.0
11,948		United Internet AG	468,558	0.2
737		USU Software AG	20,034	0.0
620		VIB Vermoegen AG	35,600	0.0
2,837		Wacker Chemie AG	414,030	0.2
			16,134,723	7.3

		Greece: 0.2%
3,486		European Reliance General Insurance Co. SA	23,028	0.0
70,293	(1)	National Bank of Greece SA	276,661	0.1
7,911		Thrace Plastics Holding and Co.	56,010	0.1
			355,699	0.2

		Guernsey: 0.2%
234,647		BMO Commercial Property Trust Ltd.	361,651	0.2

		Hong Kong: 2.2%
106,000		Analogue Holdings Ltd.	24,077	0.0
119,300		ASM Pacific Technology Ltd.	1,193,592	0.5
275,524		Build King Holdings Ltd.	32,163	0.0
444,000		China Merchants Land Ltd.	46,284	0.0
80,000		Computer & Technologies Holdings Ltd.	28,318	0.0
1,703		Computime Group Ltd.	199	0.0
14,000		Fairwood Holdings Ltd.	27,975	0.0
771,406		Fountain SET Hldgs	135,622	0.1
66,000		FSE Services Group Ltd.	49,349	0.1
166,000		Gemdale Properties & Investment Corp. Ltd.	18,535	0.0
34,303		GDH Guangnan Holdings Ltd.	3,036	0.0
252,829		Guotai Junan International Holdings Ltd.	34,254	0.0
83,321		Hanison Construction Holdings Ltd.	13,571	0.0
103,200		HKR International Ltd.	41,453	0.0
232,000	(1)	Hop Fung Group Holdings Ltd.	7,439	0.0
113,000		Hysan Development Co., Ltd.	346,375	0.2
14,500		Johnson Electric Holdings Ltd.	24,663	0.0
436,726		K Wah International Holdings Ltd.	170,986	0.1
59,500		Lee's Pharmaceutical Holdings Ltd.	22,956	0.0
187,500		LK Technology Holdings Ltd.	286,937	0.1
35,818		Luk Fook Holdings International Ltd.	94,408	0.1
35,701		Lung Kee Bermuda Holdings	17,766	0.0
244,000	(1)	Midland Holdings Ltd.	29,229	0.0
10,377		Million Hope Industries Holdings Ltd.	1,078	0.0
278,000	(1),(4)	Pacific Andes International Holdings Ltd.	–	–
1,937,991		Pacific Basin Shipping Ltd.	827,243	0.4
415,000		PAX Global Technology Ltd.	300,592	0.1
118,000		Pico Far East Holdings Ltd.	19,585	0.0
96,000		Plover Bay Technologies Ltd.	45,664	0.0
20,146	(1)	Renaissance Asia Silk Road Group Ltd.	1,279	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Hong Kong: (continued)
23,000	(1)	Rich Goldman Holdings Ltd.	$221	0.0
94,851		Road King Infrastructure	90,016	0.1
87,913	(1),(4)	S&C Engine Group Ltd.	–	–
1,298,000		Singamas Container Holdings Ltd.	192,944	0.1
8,613		Soundwill Holdings Ltd.	8,223	0.0
294,476		Sun Hung Kai & Co. Ltd.	158,000	0.1
321,180		Tang Palace China Holdings Ltd.	31,306	0.0
320,000		Texwinca Holdings Ltd.	62,269	0.0
4,520,000	(1)	Tongda Group Holdings Ltd.	118,276	0.1
418,000		United Laboratories International Holdings Ltd.	237,730	0.1
212,000		Vedan International Holdings Ltd.	18,489	0.0
30,144		Wai Kee Holdings Ltd.	14,993	0.0
			4,777,095	2.2

		India: 0.3%
25,620	(1),(4)	Geodesic Ltd.	–	–
20,672		GHCL Ltd.	121,480	0.1
39,156		Grauer & Weil India Ltd.	31,929	0.0
1,221		Greenlam Industries Ltd.	30,377	0.0
109,687		Gujarat State Fertilisers & Chemicals, Ltd.	190,834	0.1
4,141		Gulshan Polyols Ltd.	21,891	0.0
444		Hawkins Cookers Ltd.	35,632	0.0
3,773		I G Petrochemicals Ltd.	37,781	0.0
2,082	(1)	Intellect Design Arena Ltd.	21,629	0.0
4,037		LG Balakrishnan & Bros Ltd.	36,907	0.0
11,323		Orient Cement Ltd.	25,684	0.0
18,642		Redington India Ltd.	40,788	0.0
5,137		Sarda Energy & Minerals Ltd.	57,144	0.1
21,379	(1),(4)	Varun Industries Ltd.	–	–
1,464		WPIL Ltd.	18,446	0.0
			670,522	0.3

		Indonesia: 0.1%
1,196,400		Adaro Energy Tbk PT	187,334	0.1

		Ireland: 0.7%
107,236	(1)	Bank of Ireland Group PLC	722,753	0.3
87,846	(1)	Dalata Hotel Group PLC - DHGI	418,446	0.2
24,265		Glanbia Plc	333,281	0.2
			1,474,480	0.7

		Israel: 3.1%
4,853		AudioCodes Ltd.	143,746	0.1
14,632	(1)	Azorim-Investment Development & Construction Co. Ltd.	90,182	0.0
195,653	(1)	Bezeq Israeli Telecommunication Corp., Ltd.	336,804	0.2
22,482	(1),(2)	Camtek Ltd./Israel	835,656	0.4
1,649		Delta Galil Industries Ltd.	103,147	0.1
177		Duniec Brothers Ltd.	12,957	0.0
11,228		Electra Real Estate Ltd.	245,874	0.1
2,648		First International Bank Of Israel Ltd.	110,246	0.1
635		Fox Wizel Ltd.	123,379	0.1
7,286		Gav-Yam Lands Corp. Ltd.	92,674	0.0
4,079		Hamat Group Ltd.	37,858	0.0
668		IES Holdings Ltd.	70,717	0.0
1,262		Ilex Medical Ltd.	67,639	0.0
31,564	(1)	Inmode Ltd.	1,522,332	0.7
31,264		Isracard Ltd.	173,271	0.1
343,326	(2)	Isramco Negev 2 L.P.	94,422	0.1
854		Ituran Location and Control Ltd.	20,547	0.0
2,202	(2)	Kerur Holdings Ltd.	62,322	0.0
926		Levinstein Properties Ltd.	39,790	0.0
1,723		Menora Mivtachim Holdings Ltd.	42,352	0.0
1,735	(1)	Neto Malinda Trading Ltd.	69,763	0.0
367		Neto ME Holdings Ltd.	21,667	0.0
145,388	(1)	Oil Refineries Ltd.	48,056	0.0
30,533	(1)	Perion Network Ltd.	625,926	0.3
15,975		Phoenix Holdings Ltd./The	190,727	0.1
11,292	(1)	RADWARE Ltd.	379,750	0.2
50,500		Sarine Technologies Ltd.	21,023	0.0
1,149	(1)	Silicom Ltd.	51,625	0.0
1,757	(1)	Taro Pharmaceuticals Industries, Ltd.	82,263	0.0
446		Telsys Ltd.	23,135	0.0
14,276		Tiv Taam Holdings 1 Ltd.	49,032	0.0
964		YH Dimri Construction & Development Ltd.	100,659	0.1
14,076		ZIM Integrated Shipping Services Ltd.	939,151	0.4
			6,828,692	3.1

		Italy: 1.9%
4,089		ACEA SpA	82,640	0.0
15,683	(1)	Aeffe SpA	44,048	0.0
2,706	(1)	Aquafil SpA	22,664	0.0
18,469	(1)	Arnoldo Mondadori Editore SpA	42,533	0.0
6,083		Banca IFIS SpA	122,081	0.1
48,853		Banca Mediolanum SpA	474,893	0.2
16,204		Be Shaping the Future SpA	45,986	0.0
20,795		Buzzi Unicem SpA	434,219	0.2
3,190		Danieli & C Officine Meccaniche SpA	57,142	0.0
4,899		Datalogic SpA	76,534	0.0
9,506		De'Longhi SpA	327,590	0.2
6,704		El.En. SpA	108,211	0.1
26,705	(1)	Elica SpA	102,155	0.1
17,529		Emak SpA	39,147	0.0
5,547		Interpump Group SpA	342,545	0.2
138,856		Iren SpA	417,733	0.2
5,471	(1)	Italian Sea Group SPA/The	41,135	0.0
41,120	(2)	Maire Tecnimont SpA	196,382	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Italy: (continued)
7,459		Orsero SpA	$94,404	0.1
943		Pharmanutra SpA	69,921	0.0
1,871	(1)	Prima Industrie SpA	39,773	0.0
4,603		Reply SpA	773,533	0.4
24,809		Rizzoli Corriere Della Sera Mediagroup SpA	24,109	0.0
1,382		Sabaf SpA	38,408	0.0
7,403	(1)	Servizi Italia SpA	16,671	0.0
343		Sesa SpA	62,037	0.0
42,172	(1)	Sogefi S.p.A.	56,977	0.0
729	(1)	Somec SpA	29,811	0.0
			4,183,282	1.9

		Japan: 16.9%
63,500		AEON Financial Service Co., Ltd.	666,457	0.3
786		Aichi Tokei Denki Co., Ltd.	12,550	0.0
1,000		Aiphone Co., Ltd.	18,979	0.0
2,900		Aisan Industry Co., Ltd.	17,427	0.0
2,900		Akatsuki, Inc.	67,616	0.0
500		Arata Corp.	17,466	0.0
900		Asahi Co., Ltd.	10,997	0.0
17,700		Asahi Diamond Industrial Co., Ltd.	93,838	0.1
3,700		Asia Pile Holdings Corp.	14,236	0.0
1,400		ASKA Pharmaceutical Holdings Co. Ltd.	12,007	0.0
23,800		ASKUL Corp.	290,472	0.1
5,900		Ateam, Inc.	37,284	0.0
1,700		Avant Corp.	15,077	0.0
6,000		Bando Chemical Industries Ltd.	45,619	0.0
3,800		BayCurrent Consulting, Inc.	1,442,172	0.7
3,700		BML, Inc.	112,456	0.1
2,200		Business Engineering Corp.	66,539	0.0
1,900		Central Glass Co., Ltd.	35,251	0.0
1,100		Chino Corp.	15,769	0.0
12,700		Citizen Watch Co., Ltd.	54,361	0.0
23,400		CKD Corp.	431,974	0.2
3,400		CMC Corp.	36,567	0.0
1,700		CONEXIO Corp.	20,520	0.0
1,400		Contec Co. Ltd.	22,438	0.0
1,800		Core Corp.	23,916	0.0
2,500		Corona Corp.	19,320	0.0
6,200		Cosmos Initia Co. Ltd.	23,083	0.0
2,700		Daihatsu Diesel Manufacturing Co., Ltd.	12,623	0.0
10,300		Daihen Corp.	368,095	0.2
500		Daiichi Jitsugyo Co., Ltd.	18,236	0.0
3,500		Dai-ichi Seiko Co. Ltd.	52,547	0.0
15,000		Daikoku Denki Co., Ltd.	157,889	0.1
5,715		Daitron Co., Ltd.	99,119	0.1
13,900		Denka Co., Ltd.	489,534	0.2
1,000		Densan System Holdings Co. Ltd.	22,650	0.0
2,300		Dexerials Corp.	63,245	0.0
5,400		Digital Hearts Holdings Co., Ltd.	81,356	0.1
1,900		DMS, Inc.	21,208	0.0
9,900		Doshisha Co., Ltd.	131,100	0.1
22,382		DTS Corp.	477,612	0.2
53,000		Eiken Chemical Co., Ltd.	794,468	0.4
1,500		Elematec Corp.	13,628	0.0
8,500		en Japan, Inc.	204,868	0.1
2,700		Enomoto Co. Ltd.	40,796	0.0
1,200		Enplas Corp.	30,436	0.0
10,100		Exedy Corp.	148,259	0.1
4,960		FIDEA Holdings Co., Ltd.	60,248	0.0
21,400		Fields Corp.	91,279	0.1
8,900		First Bank of Toyama Ltd./The	24,202	0.0
1,200		Foster Electric Co., Ltd.	7,730	0.0
2,100		Freund Corp.	13,584	0.0
1,700		Fudo Tetra Corp.	23,873	0.0
24,100		Fuji Corp.	556,301	0.3
1,400		Fuji Pharma Co. Ltd.	12,124	0.0
6,600		Fuji Soft, Inc.	276,506	0.1
7,900		Fujikura Kasei Co., Ltd.	33,045	0.0
69,400	(1)	Fujikura Ltd.	375,258	0.2
24,100		Fullcast Co., Ltd.	453,460	0.2
1,000		Fuso Pharmaceutical Industries Ltd.	18,344	0.0
2,300		Gecoss Corp.	16,059	0.0
5,600		Grandy House Corp.	24,254	0.0
40,600	(1)	GungHo Online Entertainment, Inc.	852,574	0.4
1,400		Hanwa Co., Ltd.	38,447	0.0
2,200		Himaraya Co. Ltd.	18,887	0.0
1,200		Hito Communications Holdings, Inc.	21,645	0.0
4,700		Ichiyoshi Securities Co., Ltd.	27,614	0.0
6,400	(1)	IMAGICA GROUP, Inc.	33,483	0.0
23,600		Infocom Corp.	376,077	0.2
40,700		INFRONEER Holdings, Inc.	375,044	0.2
24,800		Internet Initiative Japan, Inc.	821,329	0.4
864		Invincible Investment Corp.	272,169	0.1
1,100		IR Japan Holdings Ltd.	48,987	0.0
3,000		Iseki & Co., Ltd.	34,794	0.0
14,800		Itoki Corp.	44,389	0.0
39,000		Astena Holdings Co. Ltd.	131,372	0.1
4,200		Iwaki Co. Ltd.	36,748	0.0
2,100		JAC Recruitment Co. Ltd.	36,511	0.0
800		Japan Living Warranty, Inc.	13,041	0.0
5,000		Japan Petroleum Exploration Co., Ltd.	119,500	0.1
3,400		JBCC Holdings, Inc.	47,658	0.0
2,000		JFE Systems, Inc.	36,421	0.0
4,100		Jimoto Holdings, Inc.	23,746	0.0
2,100		JINUSHI Co. Ltd.	31,268	0.0
2,200		Joshin Denki Co., Ltd.	40,093	0.0
7,400		JP-Holdings, Inc.	15,085	0.0
2,800		JSP Corp.	39,302	0.0
400		JUTEC Holdings Corp.	4,132	0.0
243		Kamei Corp.	2,122	0.0
12,900		Kanamoto Co., Ltd.	250,834	0.1
11,800		Kaneka Corp.	384,384	0.2

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
600		Kawasaki Kinkai Kisen Kaisha Ltd.	$19,851	0.0
58		Kenedix Office Investment Corp.	352,165	0.2
1,200		KFC Ltd.	18,573	0.0
1,130		Kimura Unity Co., Ltd.	13,119	0.0
2,400		King Jim Co., Ltd.	18,444	0.0
19,100		Kintetsu World Express, Inc.	475,180	0.2
1,800		Kita-Nippon Bank Ltd.	25,832	0.0
7,900		Kitz Corp.	45,928	0.0
9,200		Koa Corp.	117,096	0.1
22,800		Kojima Co., Ltd.	104,709	0.1
18,300		Komeri Co., Ltd.	426,674	0.2
4,500		Komori Corp.	26,988	0.0
84,200		Konica Minolta, Inc.	354,938	0.2
2,300		Konoike Transport Co. Ltd.	23,563	0.0
1,700		KSK Co. Ltd./Inagi	33,716	0.0
13,700		Kumagai Gumi Co., Ltd.	349,209	0.2
3,100		Kuriyama Holdings Corp.	26,274	0.0
3,700		KYORIN Holdings, Inc.	58,775	0.0
2,200		Kyowa Electronics Instruments Co. Ltd.	7,251	0.0
1,000		Macnica Fuji Electronics Holdings, Inc.	22,125	0.0
3,400		Makino Milling Machine Co., Ltd.	117,454	0.1
1,600		Makiya Co. Ltd.	9,663	0.0
3,300		MARUKA FURUSATO Corp.	60,907	0.0
2,600		Marvelous, Inc.	16,848	0.0
2,700		Matching Service Japan Co. Ltd.	20,234	0.0
6,900		Megachips Corp.	251,537	0.1
6,100		Meiwa Estate Co., Ltd.	32,160	0.0
3,400		Melco Holdings, Inc.	107,859	0.1
4,500		MIMAKI ENGINEERING CO Ltd.	31,198	0.0
68,100		H.U. Group Holdings, Inc.	1,729,597	0.8
1,800		Miraial Co. Ltd.	24,237	0.0
6,500		Mito Securities Co., Ltd.	15,862	0.0
1,100		Mitsubishi Research Institute, Inc.	35,776	0.0
7,700		Morinaga Milk Industry Co., Ltd.	373,312	0.2
800		Morishita Jintan Co. Ltd.	13,203	0.0
13,900		MRK Holdings, Inc.	14,645	0.0
7,000		Mugen Estate Co. Ltd.	29,579	0.0
1,900		Mutoh Holdings Co., Ltd.	33,549	0.0
4,400	(1)	Mynet, Inc.	18,659	0.0
1,100		Nadex Co., Ltd.	6,903	0.0
2,900		Nafco Co., Ltd.	42,351	0.0
3,300		Nakabayashi Co. Ltd.	14,713	0.0
10,287		Nakano Corp.	29,990	0.0
1,200		Nanyo Corp.	20,021	0.0
32,500		NEC Networks & System Integration Corp.	468,984	0.2
2,400		Ngi Group, Inc.	40,195	0.0
1,200		Nice Holdings, Inc.	18,344	0.0
1,600		Nichiban Co. Ltd.	24,579	0.0
3,700		Nichiha Corp.	91,470	0.1
2,000		Nihon Denkei Co. Ltd.	22,776	0.0
1,600		Nihon Falcom Corp.	18,929	0.0
7,200		Nihon Kohden Corp.	190,966	0.1
66		Nippon Accommodations Fund, Inc.	356,726	0.2
2,900		Nippon BS Broadcasting Corp.	27,672	0.0
187		Nippon Chemiphar Co., Ltd.	3,252	0.0
1,900		Nippon Concept Corp.	21,569	0.0
25,900		Nippon Electric Glass Co., Ltd.	646,991	0.3
63,800		Nippon Suisan Kaisha Ltd.	298,927	0.2
2,100		Nippon Systemware Co., Ltd.	36,734	0.0
124,878	(1)	Niraku GC Holdings, Inc.	4,004	0.0
54,818		Nissan Tokyo Sales Holdings Co., Ltd.	107,715	0.1
4,300		Nissha Co., Ltd.	54,745	0.0
8,531		Nisshin Group Holdings Co. Ltd.	36,597	0.0
26,700		Nisshinbo Holdings, Inc.	222,420	0.1
4,100		Nisso Corp.	28,188	0.0
2,600		Nissui Pharmaceutical Co., Ltd.	22,484	0.0
1,500		Nitta Corp.	36,757	0.0
3,400		NJS Co. Ltd.	58,593	0.0
1,700		Noritz Corp.	25,000	0.0
128,100		North Pacific Bank Ltd.	279,919	0.1
1,200		Ochi Holdings Co. Ltd.	13,842	0.0
8,400		Oki Electric Industry Ltd.	64,255	0.0
15,100		Open House Group Co. Ltd.	781,776	0.4
10,900	(1)	OPT Holding, Inc.	123,027	0.1
2,700		Optex Group Co., Ltd.	35,993	0.0
1,000		Origin Co. Ltd.	10,826	0.0
20,500		Outsourcing, Inc.	237,474	0.1
2,800		Oyo Corp.	51,519	0.0
16,000		Parker Corp.	72,028	0.0
1,800		Pasco Corp.	20,513	0.0
5,700		Pegasus Sewing Machine Manufacturing Co., Ltd.	25,884	0.0
100		Pronexus, Inc.	955	0.0
6,100		Punch Industry Co. Ltd.	26,276	0.0
11,000		Relia, Inc.	92,974	0.1
64,000		Rengo Co., Ltd.	477,578	0.2
21,300		Resorttrust, Inc.	341,006	0.2
900		Rhythm Co. Ltd.	10,213	0.0
1,700		Riken Corp.	38,657	0.0
6,200		Riken Technos Corp.	25,542	0.0
1,000		Saison Information Systems Co. Ltd.	17,106	0.0
12,700		Saizeriya Co., Ltd.	293,678	0.2
2,000		Sakai Chemical Industry Co. Ltd.	36,312	0.0
1,400		San Holdings, Inc.	18,294	0.0
1,800		Sanken Electric Co., Ltd.	78,475	0.1
1,519		Sankyo Frontier Co. Ltd.	67,287	0.0
8,600		Sankyu, Inc.	311,129	0.2

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
12,800		Sansha Electric Manufacturing Co. Ltd.	$93,145	0.1
34,300		Sanwa Holdings Corp.	371,437	0.2
1,300		Sanyo Denki Co. Ltd.	60,614	0.0
4,300		Sanyo Trading Co. Ltd.	37,259	0.0
8,700		Sawai Group Holdings Co. Ltd.	329,310	0.2
3,100		Saxa Holdings, Inc.	35,050	0.0
3,700		Screen Holdings Co. Ltd.	371,317	0.2
3,600		Seed Co. Ltd./Tokyo	16,233	0.0
1,800		Sekisui Jushi Corp.	31,801	0.0
14,300		SERAKU Co. Ltd.	148,627	0.1
2,000		Shibaura Electronics Co. Ltd.	116,723	0.1
2,600		Shibaura Mechatronics Corp.	193,085	0.1
35,600		Shinko Electric Industries	1,638,252	0.8
3,800		Shinoken Group Co. Ltd.	32,505	0.0
17,600		Ship Healthcare Holdings, Inc.	395,029	0.2
2,500		SIGMAXYZ Holdings, Inc.	47,708	0.0
3,700		Sinfonia Technology Co. Ltd.	38,988	0.0
1,700		SK-Electronics Co., Ltd.	13,908	0.0
900		SMK Corp.	16,831	0.0
1,800		SMS Co. Ltd.	49,487	0.0
8,100		Softcreate Holdings Corp.	257,412	0.1
7,169		Soken Chemical & Engineering Co. Ltd.	101,589	0.1
4,600		Soliton Systems KK	51,245	0.0
2,400		Space Co. Ltd.	18,267	0.0
4,400		SPK Corp.	49,765	0.0
5,400		Sprix Ltd.	68,080	0.0
5,600		Star Mica Holdings Co. Ltd.	67,735	0.0
11,500		Starts Corp., Inc.	250,384	0.1
3,900		St-Care Holding Corp.	25,780	0.0
25,700		Sumitomo Forestry Co., Ltd.	452,464	0.2
2,800		Sumitomo Heavy Industries	73,535	0.1
5,700		Sumitomo Rubber Industries, Inc.	59,313	0.0
5,300		Sun Frontier Fudousan Co., Ltd.	48,107	0.0
12,100		Food & Life Cos Ltd.	362,541	0.2
1,600		Suzuden Corp.	26,568	0.0
7,800		Suzuken Co., Ltd.	231,508	0.1
900		T RAD Co., Ltd.	21,032	0.0
2,690		Tachikawa Corp.	24,976	0.0
11,100		Taiyo Yuden Co., Ltd.	539,140	0.3
63,400		Takara Leben Co., Ltd.	172,759	0.1
1,500		Takasago International Corp.	36,780	0.0
16,600		Takeuchi Manufacturing Co. Ltd.	414,910	0.2
2,400		Tanabe Consulting Co. Ltd.	13,374	0.0
10,900		Tanseisha Co., Ltd.	68,425	0.0
800		Techno Medica Co. Ltd.	11,109	0.0
13,900		TOA Road Corp.	604,489	0.3
22,900		Tochigi Bank Ltd.	44,462	0.0
2,700		Togami Electric Manufacturing Co. Ltd.	40,814	0.0
1,100		Toho Holdings Co., Ltd.	17,200	0.0
3,800		Tokai Rika Co., Ltd.	49,504	0.0
2,100		Tokyo Keiki, Inc.	18,517	0.0
9,900		Tokyo Seimitsu Co., Ltd.	419,922	0.2
7,000		Tokyotokeiba Co., Ltd.	256,609	0.1
15,300		TOMONY Holdings, Inc.	43,387	0.0
6,900		Tomy Co., Ltd.	67,362	0.0
1,800		Tonami Holdings Co., Ltd.	58,558	0.0
14,200		Topcon Corp.	192,732	0.1
800		Torex Semiconductor Ltd.	18,743	0.0
5,200		Tosei Corp.	47,609	0.0
5,100		Towa Pharmaceutical Co., Ltd.	125,091	0.1
3,700		Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	31,751	0.0
34,900		Toyo Tire & Rubber Co., Ltd.	493,458	0.2
2,500		TPR Co., Ltd.	31,678	0.0
6,600		Transcosmos, Inc.	168,209	0.1
1,800		Uchida Yoko Co., Ltd.	71,271	0.0
2,400		UNIRITA, Inc.	38,466	0.0
17,500		Ushio, Inc.	271,957	0.1
16,300		Valor Holdings Co., Ltd.	313,322	0.2
200	(1)	Wantedly, Inc.	2,569	0.0
600		WDB coco Co. Ltd.	26,061	0.0
9,700		West Holdings Corp.	291,452	0.1
5,500		Will Group, Inc.	59,218	0.0
6,200		World Holdings Co. Ltd.	125,241	0.1
6,800		Yokohama Rubber Co., Ltd.	99,134	0.1
4,776		Yuasa Trading Co., Ltd.	120,866	0.1
3,400		Yushin Precision Equipment Co., Ltd.	20,822	0.0
1,700		Zaoh Co. Ltd.	27,258	0.0
11,000		Zenkoku Hosho Co. Ltd.	492,339	0.2
23,000		Zeon Corp.	266,893	0.1
			37,444,876	16.9

		Luxembourg: 0.1%
18,750		L'Occitane International SA	73,944	0.0
1,125		Stabilus SA	75,759	0.1
			149,703	0.1

		Malaysia: 0.1%
57,500		AFFIN Bank Bhd	24,538	0.0
10,900		Allianz Malaysia Bhd	32,865	0.0
64,900	(1)	Ancom BHD	52,255	0.1
84,300		CSC Steel Holdings Bhd	26,183	0.0
47,000		Deleum Bhd	5,839	0.0
97,800	(1)	KSL Holdings BHD	15,656	0.0
43,854		Kumpulan Fima BHD	22,003	0.0
210,000		Media Chinese International Ltd.	7,945	0.0
82,400		MKH Bhd	24,412	0.0
			211,696	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Malta: 0.2%
3,300	(1)	Kambi Group PLC	$85,555	0.0
28,018		Kindred Group PLC - SDR	325,498	0.2
			411,053	0.2

		Mauritius: 0.0%
21,280		Capital Ltd.	27,303	0.0

		Netherlands: 3.3%
23,539		Aegon NV	132,794	0.0
10,546	(1)	AerCap Holdings NV	664,398	0.3
18,000		ASR Nederland NV	836,916	0.4
20,150		BE Semiconductor Industries NV	1,689,536	0.8
13,733		Brunel International NV	168,749	0.1
7,365		Eurocommercial Properties NV	178,103	0.1
4,345	(3)	Euronext NV	418,909	0.2
36,225	(1)	Fugro NV	289,669	0.1
5,816		Kendrion NV	134,399	0.1
653		Nedap N.V.	45,484	0.0
16,106	(3)	Signify NV	853,113	0.4
25,757		Randstad NV	1,675,579	0.7
478,561	(1),(2),(4)	SNS Reaal NV	–	–
3,505		TKH Group NV	202,251	0.1
3,201		Vastned Retail NV	89,603	0.0
			7,379,503	3.3

		New Zealand: 0.2%
5,726	(1),(2)	Eroad Ltd.	17,294	0.0
6,859		Fletcher Building Ltd.	29,172	0.0
6,587		Fletcher Building Ltd.	27,834	0.0
40,245	(1)	New Zealand Refining Co. Ltd./The	25,157	0.0
8,701		PGG Wrightson Ltd.	30,828	0.0
32,962		Skellerup Holdings Ltd.	127,965	0.1
61,716	(1)	Sky Network Television Ltd.	98,131	0.1
51,600	(1)	Tourism Holdings Ltd.	92,702	0.0
12,139		Warehouse Group Ltd.	23,962	0.0
			473,045	0.2

		Norway: 0.8%
32,008		ABG Sundal Collier ASA	30,950	0.0
12,899		American Shipping Co. ASA	47,642	0.0
91,967	(1)	Awilco LNG AS	51,908	0.1
68,393		Belships ASA	103,607	0.0
170		Bouvet ASA	1,309	0.0
260,757		DNO ASA	382,864	0.2
1,039		Golden Ocean Group Ltd.	9,466	0.0
320		Medistim ASA	10,974	0.0
182,605	(1)	MPC Container Ships AS	619,986	0.3
3,770		Protector Forsikring ASA	50,217	0.0
6,351		Selvaag Bolig ASA	37,380	0.0
1,938		Sparebank 1 Nord Norge	24,405	0.0
29,212		Sparebanken Vest	349,158	0.2
2,084		Wilh Wilhelmsen Holding ASA	50,612	0.0
			1,770,478	0.8

		Philippines: 0.0%
31,770		Ginebra San Miguel, Inc.	72,297	0.0

		Poland: 0.5%
26,752	(1)	Alior Bank SA	369,724	0.2
1,647		Alumetal SA	23,167	0.0
400		Amica Wronki SA	10,586	0.0
2,061		Asseco South Eastern Europe SA	24,072	0.0
619		Budimex SA	35,116	0.0
31,188	(1)	Jastrzebska Spolka Weglowa SA	304,884	0.2
3,244		KRUK SA	261,330	0.1
317	(2)	Stalprodukt SA	21,423	0.0
2,480		Tim SA/Siechnice	23,392	0.0
			1,073,694	0.5

		Portugal: 0.0%
12,251		CTT-Correios de Portugal SA	59,849	0.0

		Qatar: 0.0%
54,497		Doha Bank QPSC	43,870	0.0

		Singapore: 1.2%
3,802		Boustead Singapore Ltd.	2,730	0.0
43,400		China Aviation Oil Singapore Corp. Ltd.	30,037	0.0
169,134		China Sunsine Chemical Holdings Ltd.	58,216	0.1
61,500		CSE Global Ltd.	21,624	0.0
482,900		Frasers Logistics & Commercial Trust	491,278	0.2
102,900		Frencken Group Ltd.	126,028	0.1
508,000		Geo Energy Resources Ltd.	138,008	0.1
1,986		Grindrod Shipping Holdings Ltd.	31,399	0.0
9		Ho Bee Land Ltd.	19	0.0
26,200		Hour Glass Ltd./The	36,802	0.0
477,000		IGG, Inc.	298,461	0.1
114,100		Pacific Century Regional Developments Ltd.	34,206	0.0
78,480		Q&M Dental Group Singapore Ltd.	33,113	0.0
227,100		Raffles Medical Group Ltd.	215,173	0.1
480,100	(1)	Rex International Holding Ltd.	120,387	0.1
157,600		Riverstone Holdings Ltd.	82,244	0.1
272,300		SembCorp Industries Ltd.	462,444	0.2
83,600		Sing Holdings Ltd.	23,515	0.0
13,300		Sing Investments & Finance Ltd.	14,888	0.0
78,392		Tai Sin Electric Ltd.	22,051	0.0
67,951		Tiong Woon Corp. Holding Ltd.	23,640	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Singapore: (continued)
294,575		UMS Holdings Ltd.	$264,483	0.1
57,500		Wing Tai Holdings Ltd.	75,190	0.0
			2,605,936	1.2

		South Africa: 0.3%
46,167	(1)	ArcelorMittal South Africa Ltd.	30,566	0.0
9,265		Exxaro Resources Ltd.	100,101	0.1
24,702		Metair Investments Ltd.	46,559	0.0
62,569		Sylvania Platinum Ltd.	79,857	0.0
74,139	(1)	Thungela Resources Ltd.	441,115	0.2
70,588		Vukile Property Fund Ltd.	54,623	0.0
			752,821	0.3

		South Korea: 5.1%
7,124	(1)	Actoz Soft Co. Ltd.	73,838	0.0
6,567		AfreecaTV Co. Ltd.	861,499	0.4
167		Asia Holdings Co., Ltd.	18,740	0.0
2,943	(1)	Cosmax, Inc.	178,327	0.1
4,993		Coway Co. Ltd.	287,656	0.1
2,725		Cuckoo Holdings Co. Ltd.	39,364	0.0
33,171		Dae Hyun Co. Ltd.	55,969	0.0
14,163		Daewon San Up Co. Ltd.	73,136	0.0
30,921	(1)	Daewoo Engineering & Construction Co., Ltd.	148,103	0.1
724		Dongil Industries Co. Ltd.	95,192	0.1
9,480		Dongkuk Industries Co. Ltd.	24,866	0.0
3,763		Doosan Corp.	308,104	0.2
8,077		Eusu Holdings Co. Ltd.	37,341	0.0
1,300		Fursys, Inc.	37,888	0.0
3,735		Hanwha Aerospace Co. Ltd.	151,413	0.1
6,033		Hanyang Securities Co. Ltd.	75,174	0.0
16,717		Hwaseung Corp. Co. Ltd.	26,936	0.0
3,114		HwaSung Industrial Co. Ltd.	38,001	0.0
1,422		Hyosung TNC Corp.	505,136	0.2
2,040		IDIS Holdings Co. Ltd.	21,786	0.0
7,694		IGIS Value Plus REIT Co. Ltd.	35,869	0.0
5,587		iMarketKorea, Inc.	45,333	0.0
5,550		JB Financial Group Co. Ltd.	37,856	0.0
1,538		KCC Corp.	498,241	0.2
3,015		Kolon Corp.	76,395	0.0
8,671	(1)	Kolon Industries, Inc.	450,885	0.2
74,322		Korea Asset In Trust Co. Ltd.	222,915	0.1
11,037		Korea Real Estate Investment Trust Co.	21,653	0.0
531		KPX Chemical Co. Ltd.	22,364	0.0
3,470		LEADCORP, Inc./The	21,973	0.0
2,747		LEENO Industrial, Inc.	426,266	0.2
1,996		LF Corp.	26,321	0.0
1,783		LG Innotek Co. Ltd.	536,058	0.3
15,961	(1)	Lock&Lock Co. Ltd.	135,172	0.1
5,571		Lotte Corp.	124,463	0.1
5,887		LOTTE Fine Chemical Co. Ltd.	338,449	0.2
6,621		LX International Corp.	135,780	0.1
4,168	(1)	Maeil Dairies Co. Ltd.	235,631	0.1
3,175		Mando Corp.	107,676	0.1
145		Mi Chang Oil Industrial Co. Ltd.	8,793	0.0
15,626	(1)	Neowiz	344,016	0.2
685		Nice Information & Telecommunication, Inc.	15,441	0.0
9,305	(4)	Osstem Implant Co. Ltd.	550,735	0.2
41,115		Partron Co. Ltd.	450,886	0.2
8,910		PHA Co. Ltd.	68,979	0.0
7,010	(1)	PharmaResearch Co. Ltd.	447,562	0.2
613		Sam Jung Pulp Co. Ltd.	14,167	0.0
8,006		Sam Young Electronics Co. Ltd.	72,282	0.0
3,844	(1)	Sambo Corrugated Board Co. Ltd.	44,879	0.0
27,208	(1)	Samsung Engineering Co. Ltd.	497,869	0.2
9,193		Seah Besteel Corp.	116,980	0.1
298		SeAH Holdings Corp.	25,613	0.0
2,237		SeAH Special Steel Co. Ltd.	26,548	0.0
775		SeAH Steel Corp.	62,918	0.0
539		SeAH Steel Corp.	47,438	0.0
7,327		Seoul Semiconductor Co. Ltd.	92,587	0.1
1,354		Shinsegae Engineering & Construction Co. Ltd.	35,066	0.0
8,707		LX Semicon Co. Ltd.	998,314	0.5
10,720		SNT Dynamics Co., Ltd.	71,772	0.0
6,125		SNT Motiv Co. Ltd.	225,439	0.1
1,349		Soulbrain Co. Ltd./New	279,473	0.1
126		Taekwang Industrial Co. Ltd.	105,692	0.1
1,770	(1)	Yonwoo Co. Ltd.	29,792	0.0
2,166		Yoosung Enterprise Co. Ltd.	4,983	0.0
5,482	(1)	Youngone Corp.	213,542	0.1
			11,409,535	5.1

		Spain: 2.3%
3,781		Acciona SA	658,590	0.3
43,064		Acerinox S.A.	548,772	0.2
8,523		Almirall SA	109,701	0.1
37,492		Applus Services SA	329,380	0.1
10,305		Atlantica Yield plc	336,252	0.2
111,446		Bankinter S.A.	653,539	0.3
21,209		Cia de Distribucion Integral Logista Holdings SA	429,099	0.2
101,419		Faes Farma SA	390,353	0.2
10,987		Laboratorios Farmaceuticos Rovi SA	807,250	0.4
46,224		Merlin Properties Socimi SA	522,535	0.2
7,389		Naturhouse Health SAU	15,897	0.0
364		Pharma Mar SA	22,909	0.0
4,852		Viscofan SA	294,079	0.1
			5,118,356	2.3

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Sweden: 2.7%
11,393	(1)	Annehem Fastigheter AB	$42,763	0.0
40,524		Arjo AB	404,994	0.2
918		Beijer Alma AB	23,328	0.0
2,530		Bergman & Beving AB	36,162	0.0
3,530		BioGaia AB	191,921	0.1
6,188		Biotage AB	126,352	0.1
4,715		Bjorn Borg AB	22,881	0.0
5,180		Boule Diagnostics AB	27,776	0.0
674		BTS Group AB	25,227	0.0
5,373		Bufab AB	202,632	0.1
4,123		Byggmax Group AB	32,466	0.0
6,300	(1)	Careium AB	18,580	0.0
17,299		Catella AB	76,433	0.0
13,905		Cibus Nordic Real Estate AB	382,977	0.2
2,928		Clas Ohlson AB	35,486	0.0
34,315	(3)	Dometic Group AB	380,119	0.2
6,300	(1)	Doro AB	19,137	0.0
6,305		Ferronordic AB	181,231	0.1
1,912		FM Mattsson Mora Group AB	48,801	0.0
1,829		G5 Entertainment AB	61,075	0.0
16,394		Getinge AB	640,933	0.3
39,250		GHP Specialty Care AB	101,653	0.1
8,062		Hanza Holding AB	43,122	0.0
959		HMS Networks AB	50,085	0.0
13,206	(1)	Humana AB	90,780	0.1
10,089		Inwido AB	176,550	0.1
8,193		Lindab International AB	237,853	0.1
4,676		Medicover AB	138,573	0.1
1,390	(1)	Mekonomen AB	20,518	0.0
549		Micro Systemation AB	2,820	0.0
473		Nederman Holding AB	9,472	0.0
78,924	(1)	Net Insight AB	45,639	0.0
9,039		Nilorngruppen AB	78,324	0.1
3,365	(1)	Nimbus Group AB	25,080	0.0
651		Nordic Waterproofing Holding AB	13,563	0.0
2,084		OEM International AB	37,636	0.0
354		Probi AB	14,122	0.0
56,831		Ratos AB	298,319	0.1
5,165	(1)	RaySearch Laboratories AB	25,563	0.0
10,346		Softronic AB	28,737	0.0
8,917		Svedbergs i Dalstorp AB	69,043	0.0
9,097		SwedenCare AB	103,763	0.1
3,596		Systemair AB	34,148	0.0
9,904		Tethys Oil AB	72,504	0.0
13,923	(1)	Transtema Group AB	57,514	0.0
17,369		Trelleborg AB	437,332	0.2
832		VBG Group AB	15,557	0.0
3,002		Vitrolife AB	123,450	0.1
4,725		Volati AB	93,337	0.1
24,017		Wihlborgs Fastigheter AB	496,548	0.2
			5,922,879	2.7

		Switzerland: 4.1%
7,319		Adecco Group AG	348,628	0.2
2,577	(1)	Ascom Holding AG	33,747	0.0
726		Bachem Holding AG	433,067	0.2
1,159		Bossard Holding AG	363,375	0.2
1,369		Bucher Industries AG	630,336	0.3
558		Burkhalter Holding AG	38,659	0.0
1,045		Calida Holding AG	55,778	0.0
21		Carlo Gavazzi Holding AG	6,411	0.0
3,558	(1)	Cavotec SA	6,890	0.0
14,542		Coca-Cola HBC AG	481,640	0.2
1,491		Comet Holding AG	475,654	0.2
839	(1)	Feintool International Holding AG	48,621	0.0
222		Forbo Holding AG	427,398	0.2
663		Huber & Suhner AG	60,361	0.0
9,813		Julius Baer Group Ltd.	641,276	0.3
7,152		Kudelski SA	24,745	0.0
353		Leonteq AG	25,376	0.0
3,053	(1),(3)	Medmix AG	132,101	0.1
4,268	(1)	Meier Tobler Group AG	81,063	0.1
17		Metall Zug AG	34,948	0.0
2,028	(1)	Mikron Holding AG	15,845	0.0
8,174		Mobilezone Holding AG	127,738	0.1
47		Phoenix Mecano AG	20,187	0.0
5,129		PSP Swiss Property AG	621,912	0.3
361	(1)	Rieter Holding AG	72,974	0.0
4,242		Sulzer AG	406,025	0.2
5,843		Swissquote Group Holding SA	993,990	0.4
3,143		Tecan Group AG	1,528,165	0.7
1,258		Varia US Properties AG	69,508	0.0
8,741		Vontobel Holding AG	724,468	0.3
170	(1)	V-ZUG Holding AG	20,973	0.0
1,150		Ypsomed Holding AG	214,956	0.1
			9,166,815	4.1

		Taiwan: 1.0%
4,000		Acter Group Corp. Ltd.	31,876	0.0
147,000		Chien Kuo Construction Co. Ltd.	72,870	0.0
75,200		Coretronic Corp.	205,949	0.1
71,000		Everlight Electronics Co., Ltd.	140,808	0.1
28,000		Farglory Land Development Co. Ltd.	64,694	0.0
170,000		General Interface Solution Holding Ltd.	593,702	0.3
67,000		Generalplus Technology, Inc.	149,255	0.1
30,000		Global Mixed Mode Technology, Inc.	255,832	0.1
22,000		Kedge Construction Co. Ltd.	39,875	0.0
244,846		Kindom Construction Co.	315,714	0.2
12,000		Lumax International Corp., Ltd.	31,831	0.0
79,900		Medtecs International Corp. Ltd.	17,743	0.0
23,000		Nexcom International Co. Ltd.	20,624	0.0
50,000		Rechi Precision Co. Ltd.	32,687	0.0
52,000		Sigurd Microelectronics Corp.	107,762	0.1
29,000		Solteam, Inc.	86,205	0.0
23,100		Userjoy Technology Co. Ltd.	69,943	0.0
11,000		Winstek Semiconductor Co. Ltd.	11,803	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Taiwan: (continued)
8,000		X-Legend Entertainment Co. Ltd.	$14,491	0.0
			2,263,664	1.0

		Thailand: 0.1%
98,900		Pruksa Holding PCL	43,240	0.0
105,400		Supalai PCL	71,963	0.0
186		Thai Rayon PCL - NVDR	296	0.0
24,900		Thai Stanley Electric PCL - NVDR	140,224	0.1
			255,723	0.1

		Ukraine: 0.0%
2,452		Astarta Holding NV	20,373	0.0

		United Arab Emirates: 0.1%
23,964		Commercial Bank of Dubai PSC	28,885	0.0
98,080	(1)	Emaar Development PJSC	115,747	0.1
			144,632	0.1

		United Kingdom: 10.1%
117,739		888 Holdings PLC	406,414	0.2
3,244	(1),(2)	accesso Technology Group PLC	33,117	0.0
9,372		Alumasc Group PLC/The	27,099	0.0
9,959		Animalcare Group PLC	46,477	0.0
537		Aptitude Software Group PLC	3,879	0.0
10,742		Belvoir Group PLC	37,851	0.0
34,020		Bovis Homes Group PLC	471,677	0.2
41,689		Brickability Group PLC	53,545	0.0
187,088	(1),(2)	Capricorn Energy PLC	521,610	0.2
3,706	(1)	Cazoo Group Ltd.	17,568	0.0
7,956		Cerillion PLC	84,303	0.0
2,399		Character Group PLC/The	20,165	0.0
9,389		Chemring Group PLC	34,782	0.0
1,319		Chesnara PLC	5,011	0.0
24,128		Close Brothers Group PLC	419,276	0.2
33,416		Computacenter PLC	1,203,277	0.5
3,539		Craneware PLC	90,432	0.1
9,217		Cranswick PLC	456,749	0.2
11,335		CVS Group PLC	300,620	0.2
2,897	(1)	Eagle Eye Solutions Group PLC	23,377	0.0
25,901		EKF Diagnostics Holdings PLC	21,946	0.0
30,903		Electrocomponents PLC	467,897	0.2
4,019	(1)	Endava PLC ADR	488,791	0.2
18,382		Endeavour Mining PLC	409,533	0.2
6,132	(1)	Ergomed PLC	93,700	0.0
4,087		FDM Group Holdings PLC	59,777	0.0
14,872		Finsbury Food Group PLC	18,201	0.0
11,011	(1)	Frasers Group PLC	109,377	0.1
23,928		Future PLC	1,020,562	0.5
85,471		Gem Diamonds Ltd.	55,061	0.1
10,283		Greggs PLC	372,936	0.2
11,233		Gulf Keystone Petroleum Ltd.	33,614	0.0
9,022		Halfords Group PLC	39,677	0.0
3,550		Hargreaves Services PLC	24,171	0.0
25,299		Hikma Pharmaceuticals PLC	710,729	0.3
13,828		Howden Joinery Group PLC	152,557	0.1
36,741		IG Group Holdings PLC	404,475	0.2
33,825		IMI PLC	755,745	0.3
14,376		Impact Healthcare Reit PLC	22,312	0.0
47,733		Inchcape PLC	544,310	0.3
89,261	(1)	Indivior PLC	271,747	0.1
1,907	(1)	Instem PLC	19,032	0.0
15,352		Intermediate Capital Group PLC	396,474	0.2
15,633		International Game Technology PLC	418,495	0.2
57,191		International Personal Finance PLC	96,761	0.1
102,043		Investec PLC - INP - ZAR	586,963	0.3
46,449		Investec PLC - INVP - GBP	265,182	0.1
5,133		Jarvis Securities PLC	18,708	0.0
350		Judges Scientific PLC	35,868	0.0
26,179	(1)	Just Group PLC	30,464	0.0
3,215		Keystone Law Group PLC	37,464	0.0
4,046	(1)	Kooth Plc	17,576	0.0
120,470		LondonMetric Property PLC	434,063	0.2
2,492		Luxfer Holdings PLC	42,563	0.0
24,278		Macfarlane Group PLC	41,141	0.0
86,541		Man Group PLC/Jersey	226,073	0.1
187,424	(1)	Marks & Spencer Group PLC	554,664	0.3
62,676	(1)	Mcbride PLC	42,146	0.0
70,182		Micro Focus International PLC	431,769	0.2
5,425		Morgan Sindall PLC	156,746	0.1
2,776		Next Fifteen Communications Group PLC	46,323	0.0
67,473		Ninety One PLC	235,391	0.1
18,017		Norcros PLC	74,521	0.0
13,291		Numis Corp. PLC	57,567	0.0
83,036		OSB Group PLC	616,871	0.3
24,875	(1)	Oxford Biomedica PLC	283,832	0.1
693		Oxford Instruments Plc	20,520	0.0
30,578		Oxford Metrics PLC	45,648	0.0
40,963		Pagegroup PLC	323,226	0.2
26,072		Pan African Resources PLC	6,382	0.0
39,235	(1)	Pendragon PLC	11,978	0.0
267,947	(1)	PetroNor E&P Ltd.	28,319	0.0
86,569		Pets at Home Group Plc	497,142	0.2
15,419		Polar Capital Holdings PLC	131,168	0.1
6,407		Rathbone Brothers PLC	161,775	0.1
71,035		Redrow PLC	598,445	0.3
2,983		Robert Walters PLC	29,447	0.0
148,445		Royal Mail PLC	887,057	0.4

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
24,820	RPS Group PLC	$37,552	0.0
51,689	Safestore Holdings PLC	886,228	0.4
11,748	Sanderson Design Group PLC	26,544	0.0
25,170	Savills PLC	458,667	0.2
262,914	Serco Group PLC	475,586	0.2
12,795	Serica Energy PLC	44,473	0.0
24,103	Severfield PLC	22,886	0.0
1,505	Solid State PLC	21,860	0.0
46,641	Speedy Hire PLC	36,114	0.0
116,696	Spirent Communications PLC	389,712	0.2
8,478	SThree PLC	53,832	0.0
5,460	Stolt-Nielsen Ltd.	98,868	0.0
32,300	Sureserve Group PLC	38,879	0.0
69,859	Synthomer PLC	344,893	0.2
41,126	Tate & Lyle PLC	393,380	0.2
20,599	Travis Perkins PLC	417,956	0.2
117,620	Tritax Big Box REIT Plc	377,283	0.2
1,875	Vp PLC	24,713	0.0
3,585	YouGov PLC	55,929	0.1
		22,447,466	10.1

	United States: 0.5%
2,660	Caesarstone Ltd.	32,798	0.0
1,227	(1) Civeo Corp.	26,466	0.0
15,100	(1) Hamilton Thorne Ltd.	23,758	0.0
37,530	(1) Nitro Software Ltd.	49,922	0.0
7,362	(1) Nova Ltd.	870,925	0.4
19,288	(1) Viemed Healthcare, Inc.	89,828	0.1
		1,093,697	0.5

	Total Common Stock
	(Cost $203,433,874)	215,227,718	97.2

EXCHANGE-TRADED FUNDS: 0.7%
30,287	Vanguard FTSE Developed Markets ETF	1,486,789	0.7

	Total Exchange-Traded Funds
	(Cost $1,529,324)	1,486,789	0.7

PREFERRED STOCK: 0.8%
	Brazil: 0.2%
181,700	Usinas Siderurgicas de Minas Gerais SA Usiminas	542,695	0.2

	Denmark: 0.1%
575	Brodrene A&O Johansen A/S	101,959	0.1

	Germany: 0.5%
7,874	Draegerwerk AG & Co. KGaA	457,430	0.2
490	Einhell Germany AG	113,400	0.1
2,777	Jungheinrich AG	118,748	0.1
130	KSB SE & Co. KGaA	53,746	0.0
39,645	Schaeffler AG	294,699	0.1
116	STO AG	29,112	0.0
1,593	Villeroy & Boch AG	42,772	0.0
		1,109,907	0.5

	South Africa: 0.0%
776	Absa Bank Ltd.	43,117	0.0

	Sweden: 0.0%
2,049	Aros Bostadsutveckling AB	21,754	0.0
12,677	NP3 Fastigheter AB	45,063	0.0
		66,817	0.0

	Total Preferred Stock
	(Cost $1,562,840)	1,864,495	0.8

RIGHTS: 0.0%
	United Kingdom: 0.0%
1,797	(1) Impact Healthcare Reit PLC	54	0.0

	Total Rights
	(Cost $–)	54	0.0

	Total Long-Term Investments
	(Cost $206,526,038)	218,579,056	98.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
		Repurchase Agreements: 0.7%
544,970	(5)	Nomura Securities, Repurchase Agreement dated 01/31/22, 0.05%, due 02/01/22 (Repurchase Amount $544,971, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.375%-7.250%, Market Value plus accrued interest $555,869, due 08/15/22-08/15/61)	544,970	0.2
1,000,000	(5)	RBC Dominion Securities Inc., Repurchase Agreement dated 01/31/22, 0.05%, due 02/01/22 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,020,000, due 08/01/24-11/20/51)	1,000,000	0.5

	Total Repurchase Agreements
	(Cost $1,544,970)		1,544,970	0.7

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.2%
2,771,203	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $2,771,203)	$2,771,203	1.2

	Total Short-Term Investments
	(Cost $4,316,173)	4,316,173	1.9

	Total Investments in Securities (Cost $210,842,211)	$222,895,229	100.6
	Liabilities in Excess of Other Assets	(1,422,790)	(0.6)
	Net Assets	$221,472,439	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of January 31, 2022.

Sector Diversification	Percentage of Net Assets
Industrials	21.5%
Information Technology	14.1
Materials	12.0
Health Care	11.0
Consumer Discretionary	10.2
Financials	7.9
Real Estate	7.2
Energy	6.0
Communication Services	4.8
Consumer Staples	2.3
Utilities	1.0
Exchange-Traded Funds	0.7
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(0.6)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2022
Asset Table
Investments, at fair value
Common Stock
Australia	$642,675	$18,156,662	$–	$18,799,337
Austria	53,473	715,389	–	768,862
Belgium	82,919	287,266	–	370,185
Canada	26,180,943	71,950	–	26,252,893
China	661,214	2,708,719	–	3,369,933
Denmark	30,172	2,503,057	–	2,533,229
Finland	158,184	2,728,144	–	2,886,328
France	1,227,307	13,726,902	–	14,954,209
Germany	69,201	16,065,522	–	16,134,723
Greece	23,028	332,671	–	355,699
Guernsey	361,651	–	–	361,651
Hong Kong	546,401	4,230,694	–	4,777,095
India	–	670,522	–	670,522
Indonesia	–	187,334	–	187,334
Ireland	418,446	1,056,034	–	1,474,480
Israel	4,694,848	2,133,844	–	6,828,692
Italy	270,044	3,913,238	–	4,183,282
Japan	458,438	36,986,438	–	37,444,876
Luxembourg	–	149,703	–	149,703
Malaysia	187,158	24,538	–	211,696
Malta	–	411,053	–	411,053
Mauritius	27,303	–	–	27,303
Netherlands	709,882	6,669,621	–	7,379,503
New Zealand	194,378	278,667	–	473,045
Norway	216,491	1,553,987	–	1,770,478
Philippines	72,297	–	–	72,297
Poland	68,869	1,004,825	–	1,073,694
Portugal	–	59,849	–	59,849
Qatar	43,870	–	–	43,870
Singapore	577,948	2,027,988	–	2,605,936
South Africa	667,632	85,189	–	752,821
South Korea	139,854	10,718,946	550,735	11,409,535
Spain	2,173,211	2,945,145	–	5,118,356
Sweden	865,681	5,057,198	–	5,922,879
Switzerland	736,229	8,430,586	–	9,166,815
Taiwan	17,743	2,245,921	–	2,263,664
Thailand	140,520	115,203	–	255,723
Ukraine	–	20,373	–	20,373
United Arab Emirates	–	144,632	–	144,632
United Kingdom	4,288,187	18,159,279	–	22,447,466
United States	1,043,775	49,922	–	1,093,697
Total Common Stock	48,049,972	166,627,011	550,735	215,227,718
Exchange-Traded Funds	1,486,789	–	–	1,486,789
Preferred Stock	817,484	1,047,011	–	1,864,495
Rights	–	54	–	54
Short-Term Investments	2,771,203	1,544,970	–	4,316,173
Total Investments, at fair value	$53,125,448	$169,219,046	$550,735	$222,895,229
Other Financial Instruments+
Forward Foreign Currency Contracts	–	9	–	9
Total Assets	$53,125,448	$169,219,055	$550,735	$222,895,238
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(1,015)	$–	$(1,015)
Total Liabilities	$–	$(1,015)	$–	$(1,015)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

At January 31, 2022, the following forward foreign currency contracts were outstanding for Voya Multi-Manager International Small Cap Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD 289,918	USD 37,221	Bank of America N.A.	02/04/22	$(38)
KRW 41,333,446	USD 34,285	The Bank of New York Mellon	02/03/22	3
USD 227,666	KRW 274,473,408	The Bank of New York Mellon	02/03/22	(18)
USD 111,806	KRW 134,792,326	The Bank of New York Mellon	02/03/22	(9)
USD 181,711	KRW 219,069,834	The Bank of New York Mellon	02/03/22	(14)
USD 670,309	KRW 808,120,909	The Bank of New York Mellon	02/03/22	(53)
KRW 5,371,198	USD 4,455	The Bank of New York Mellon	02/03/22	–
KRW 7,911,309	USD 6,562	The Bank of New York Mellon	02/03/22	1
KRW 15,257,247	USD 12,655	The Bank of New York Mellon	02/03/22	1
KRW 8,817,230	USD 7,314	The Bank of New York Mellon	02/03/22	1
KRW 6,684,773	USD 5,545	The Bank of New York Mellon	02/03/22	–
KRW 7,577,082	USD 6,285	The Bank of New York Mellon	02/03/22	–
KRW 5,633,075	USD 4,672	The Bank of New York Mellon	02/03/22	–
KRW 3,179,138	USD 2,637	The Bank of New York Mellon	02/03/22	–
KRW 6,168,124	USD 5,116	The Bank of New York Mellon	02/03/22	–
KRW 7,929,730	USD 6,577	The Bank of New York Mellon	02/03/22	1
KRW 8,043,118	USD 6,672	The Bank of New York Mellon	02/03/22	1
KRW 9,084,172	USD 7,535	The Bank of New York Mellon	02/03/22	1
HKD 425,800	USD 54,635	The Bank of New York Mellon	02/04/22	(25)
CNY 3,099,409	USD 487,271	The Bank of New York Mellon	02/07/22	(352)
CNY 3,837,473	USD 603,305	The Bank of New York Mellon	02/07/22	(435)
HKD 290,009	EUR 33,082	The Bank of New York Mellon	02/07/22	(71)
				$(1,006)

Currency Abbreviations
CNY	-	Chinese Yuan
EUR	-	EU Euro
HKD	-	Hong Kong Sar Dollar
KRW	-	South Korean Won
USD	-	United States Dollar

At January 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $214,624,351.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$28,042,142
Gross Unrealized Depreciation	(17,874,244)
Net Unrealized Appreciation	$10,167,898